LEASES (Details Narrative) - Lease Agreement [Member] - Standard Waste Services L L C [Member]	3 Months Ended
Mar. 31, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly payments of lease	$ 9,000
Incremental borrowing rate	5.50%
Remaining lease term	3 years 3 months 29 days
Trucks [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly payments of lease	$ 3,304
Remaining lease term	3 years 2 months 1 day
Bearing interest rate	12.08%